Average Annual Total Returns - Investor Class and Class H - Government Long Bond 1.2x Strategy Fund	Investor Class 1 Year	Investor Class 5 Years	Investor Class 10 Years	Investor Class Return After Taxes on Distributions 1 Year	Investor Class Return After Taxes on Distributions 5 Years	Investor Class Return After Taxes on Distributions 10 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Investor Class 7.80% 1 Year	Investor Class 7.80% 5 Years	Investor Class 7.80% 10 Years	Class H 1 Year	Class H 5 Years	Class H Inception Date	Class H Since Inception	Class H Return After Taxes on Distributions 1 Year	Class H Return After Taxes on Distributions 5 Years	Class H Return After Taxes on Distributions Since Inception	Class H Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class H Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class H 7.80% 1 Year	Class H 7.80% 5 Years	Class H 7.80% Since Inception
Total	22.26%	8.55%	9.40%	6.25%	4.61%	7.01%	13.07%	5.07%	6.59%	17.70%	7.85%	7.80%	21.94%	8.30%	Sep. 18, 2014	8.26%	6.21%	4.51%	5.09%	12.88%	4.93%	5.20%	17.70%	7.85%